Adjusting items included in profit from operations	6 Months Ended
Jun. 30, 2024
Profit From Operations [Abstract]
Adjusting items included in profit from operations	Adjusting items included in profit from operations
Adjusting items are significant items in the profit from operations that individually or, if of a similar type, in aggregate, are relevant to an understanding of the Group’s underlying financial performance.
In summary, in the six months ended 30 June 2024, the Group incurred £1,306 million (30 June 2023: £85 million) of adjusting items within profit from operations:

	Six months ended 30 June
	2024	2023
	£m	£m
Restructuring and integration costs	—	(2)
(a) Amortisation and impairment of trademarks and similar intangibles	1,295	108
(b) Credit in respect of settlement of historical litigation in relation to the Fox River	(132)	—
(b) Credit in respect of calculation of excise on social contributions in Brazil	—	(147)
(b) Credit in respect of calculation of VAT on social contributions in Brazil	—	(13)
(b) Charges in respect of DOJ and OFAC investigations	4	66
(b) Other adjusting items (including Engle)	133	57
(c) Impairment of goodwill	—	—
Charges in connection with planned disposal of subsidiaries	—	17
Credit in connection with disposal of subsidiaries	—	(1)
Charges in connection with disposal of an associate	6	—
Total adjusting items included in profit from operations	1,306	85
(a) Amortisation and impairment of trademarks and similar intangibles
(a)(i) Amortisation
Acquisitions in previous years have resulted in the capitalisation of trademarks and similar intangibles including those which are amortised over their expected useful lives, which do not exceed 30 years. The amortisation and impairment charge of £1,295 million (30
June 2023: £108 million) is included in depreciation, amortisation and impairment costs in the income statement.
The increase in charge in the first six months of 2024, compared to 2023, reflects the previously announced change in classification of the U.S. Combustibles brands to definite-lived brands with a useful economic life of 30 years (Newport, Natural American Spirit and
Camel) and 20 years (Pall Mall). The change was effective from 1 January 2024, with an annual amortisation charge expected of
£1.4 billion, which is treated as an adjusting item in this and subsequent periods.
(a)(ii) Ongoing impairment review of trademarks and similar assets
The Group reviews and monitors the performance of its non-financial assets (including goodwill) in line with the requirements of IAS 36
Impairment of Assets. In preparing the Half-Year Report for the six months ended 30 June 2024, the Group has assessed if any impairment indicators exist requiring a further detailed impairment assessment to be undertaken.
Subsequent to the FDA announcement on 28 April 2022 of a proposed product standard to prohibit menthol as a characterising flavour in cigarettes, the FDA formally submitted the final product standard to the Office of Management and Budget on 18 October 2023 with publication expected by March 2024. In April 2024, the Biden Administration confirmed that significantly more time would be needed to consider the proposed standard. Management notes that the timetable and outcome of the proposed product standard moving through the established comprehensive U.S. rule-making process remains uncertain and that no changes have occurred in the legislative environment during the six months ended 30 June 2024 that present an indicator of a potential impairment for either Reynolds American goodwill or for the definite- or indefinite-lived brands.
Given the increased cross-category use of Modern Oral products by Traditional Oral consumers observed in the six months to 30 June
2024, the Group assessed that an impairment indicator exists in respect of the Grizzly and Camel Snus indefinite-lived brands.
Furthermore, whilst commercial plans in respect of Combustibles are gaining traction, at an individual brand level, Management note that Pall Mall remains under pressure. A detailed impairment assessment has therefore been undertaken in respect of these brands.
There is significant judgement with regard to assumptions and estimates involved in the forecasting of future cash flows, which form the basis of the assessment of the recoverability of these assets, with the effect that the value-in-use calculations incorporate estimation uncertainty.
Notes to the Unaudited Interim Financial Statements
Continued
The value-in-use calculations for the indefinite-lived brands Grizzly and Camel Snus have been prepared based on a five-year cash flow forecast after which terminal value growth rates of +1% and -2%, respectively, have been applied, with the movement in Camel Snus
(from +1% in 2023 to -2%  in 2024) reflecting the deterioration in forecast cash flows resulting from the cross-category use of Modern
Oral products by Traditional Oral consumers. The pre-tax discount rate applied is 8.0% (2023: 7.8%) for Grizzly and 8.6% (2023: 7.8%) for
Camel Snus. Cash flows for Grizzly include those expected to be generated by Grizzly Modern Oral following the commencement of the national roll-out in June 2024.
Following update of the value-in-use calculation for Grizzly, Management concluded that the carrying value of the brand is supported by cash flows generated by the combined Traditional Oral and newly launched Grizzly Modern Oral product portfolio. There is significant judgement with regard to assumptions and estimates involved in the forecasting of future cash flows, which form the basis of the value-
in-use calculation, and this is particularly true given the recent launch of the Grizzly Modern Oral product. We have applied consumer insights regarding the cross-category use of Modern Oral products by Traditional Oral consumers to inform our forecast for the evolution of industry volumes for both Traditional and Modern Oral and the potential share of market for the latter that a Grizzly product offering can achieve. The table below shows sensitivities against key assumptions in respect of the total Grizzly product portfolio including both the Traditional and Modern Oral products, with the first representing a reasonably possible change to a key assumption within the value-in-use model which could result in an impairment charge. The second and third sensitivities indicate the individual changes required to key assumptions to reduce the excess of value-in-use earnings over the carrying value of the Grizzly brand to nil which Management do not consider to be reasonably possible scenarios.

Grizzly: Carrying amount £9,286 million; headroom £927 million
Assumptions
Reduction in the five-year volume forecast from CAGR of 7.3% to 2.5% leads to impairment of*	£1,475 million
Decrease in long-term growth rate to reduce headroom to nil	75 bps
Increase in pre-tax discount rate to reduce headroom to nil	70 bps
Note:
*Volume sensitivity results in a proportional reduction in both net revenue and direct costs with no impact on operating margin %.  Fixed overhead cost allocations remain flat. This results in a decrease in operating cash flow for the discrete forecast years.
As a result of the revised forecast for Camel Snus, for which the accelerated loss of volume to Modern Oral impacts the net cash flow forecast, an impairment of £472 million has been recognised in the six months to 30 June 2024. The table below indicates the additional amount of impairment that would be required if the following individual changes were made to the key assumptions used in the impairment model:

Camel Snus: Carrying amount £636 million; headroom £nil	£m
Assumptions
Volume decline by additional 1% year on year in the discrete period*	35
Decrease in long-term growth rate by 50 bps	24
Increase in pre-tax discount rate by 75 bps	40
Note:
*Volume sensitivity results in a proportional reduction in both net revenue and direct costs with no impact on operating margin %. Fixed overhead cost allocations remain flat. This results in a decrease in operating cash flow for the discrete forecast years. The 5-year volume CAGR included in the value-in-use model for the discrete period is a decline of 10.2%.
The value-in-use calculation for the definite-lived brand Pall Mall has been prepared based on the remaining useful economic life of 19.5 years with a pre-tax discount rate of 9.7% (2023: 9.4%) applied. Having undertaken the impairment review, Management concluded that no further impairment is required in respect of the brand. The table below shows sensitivities against key assumptions within the value-
in-use model, with the first and second sensitivities representing a reasonably possible change to a key assumption within the value-in-
use model which could result in an impairment charge. The second indicates the individual change required to the pre-tax discount rate to reduce the excess of value-in-use earnings over the carrying value of the Pall Mall brand to nil which Management does not consider to be a reasonably possible scenario.

Pall Mall: Carrying amount £2,565 million; headroom £180 million
Assumptions
Volume decline by additional 3% year-on-year leads to impairment of*	£606 million
Decrease in average operating margin by 7.5% over the discrete period leads to impairment of**	£97 million
Increase in pre-tax discount rate to reduce headroom to nil	139 bps
Note:
*Volume sensitivity results in a proportional reduction in both net revenue and direct costs with no impact on operating margin %.  Fixed overhead cost allocations remain flat. This results in a decrease in operating cash flow for the discrete forecast years. The annual rate of decline included in the value-in-use model ranges from 11.9% to 22% in the discrete period
**  The average operating margin applied in the value-in-use model is 60.6%.  Operating margin is calculated by reference to the Retail Sales Price and is before allocation of overheads. .
As part of the standard year-end impairment process, a detailed impairment review will be undertaken for all trademarks in line with IAS
36 Impairment of Assets. This will include the entire Reynolds American portfolio to ensure the book values remain supportable.
(b) Other
In the six months ended 30 June 2024, the Group incurred a net charge of £5 million (30 June 2023: net credit of £37 million) of other adjusting items. These included:
–A credit of £132 million recognised in the first six months of 2024 in respect of the settlement of historical litigation related to the Fox
River in the U.S. (see page 36);
–A charge of £4 million (30 June 2023: £66 million) recognised in respect of interest accruing on the settlement due to the DOJ and
OFAC regarding investigations into alleged historical breaches of sanctions (see page 15); and
–Other costs of £133 million (30 June 2023: £57 million), mainly related to litigation costs including Engle progeny cases.
In the six months ended 30 June 2023, the Group also benefited from net credits in Brazil of £147 million in respect of calculation of excise on social contributions and £13 million related to the calculation of VAT on social contributions, both of which did not repeat in 2024.
(c) Impairment of goodwill
An impairment trigger was identified in respect of the Malaysia cash-generating unit (CGU) driven by a reassessment of the Vapour volume growth assumptions.  Consequently a full impairment review has been undertaken, based upon which Management concluded that no impairment has arisen.
As part of the standard year-end impairment process, a detailed impairment review will be undertaken for all CGUs in line with IAS 36
Impairment of Assets.